Share Capital - Additional Information (Detail) $ in Millions		3 Months Ended	6 Months Ended
	Mar. 12, 2024 CAD ($)	Apr. 30, 2024 $ / shares	Apr. 30, 2024 CAD ($) shares	Mar. 12, 2024 $ / shares shares	Nov. 01, 2023
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer		3.50%			3.00%
Minimum leverage ratio		3.50%
Minimum TLAC ratio		21.50%
Minimum TLAC leverage ratio		7.25%
Domestic systemically important bank buffer		0.50%
Higher Buffer Rate [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer		3.50%
Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Canada Domestic systemically important bank CET1 surcharge		1.00%
Bottom of range [member] | Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
CET1 ratio		11.50%
Tier 1 capital ratio		13.00%
Total capital ratio		15.00%
Non cumulative Series 49 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Reduction of issued capital | $			$ 325
Cash redemption price per share | $ / shares		$ 25
Number of shares redeemed | shares			13,000,000
Non Cumulative Rate Reset Series 57 Class A Preferred Shares [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend in addition to government of Canada bond yield	3.90%
Dividend rate	7.337%
Proceeds from issue of preference shares | $	$ 500
Par value | $ / shares				$ 1,000
Number of shares issued | shares				500,000